UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signiture

/s/ Anthony P. Brenner   San Francisco, CA     February 14, 2013
----------------------   -----------------     -----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           9

Form 13 F Information Table Value Total (x$1000): $145,964

List of Other Included Managers: None

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FORM 13F INFORMATION TABLE

                                   TITLE OF               VALUE    SHRS OR      SH/  PUT/  INVEST  OTHER    VOTING AUTHORITY
NAME OF ISSUER                     CLASS    CUSIP        (x$1000)  PRN AMT      PRN  CALL  DISCR   MNGRS  SOLE    SHARED  NONE

ANSYS INC                          COM      03662Q105     15,697     233,100    SH         SOLE            233,100
BANKRATE INC - DEL                 COM      06647F102     12,850   1,032,100    SH         SOLE          1,032,100
BEACON ROOFING SUPPLY INC          COM      073685109     18,670     560,992    SH         SOLE            560,992
CLEAN HARBORS INC                  COM      184496107      4,650      84,523    SH         SOLE             84,523
COMSCORE INC                       COM      20564W105     18,359   1,332,275    SH         SOLE          1,332,275
EXAMWORKS GROUP INC                COM      30066A105     23,934   1,710,759    SH         SOLE          1,710,759
INFORMATICA CORP                   COM      45666Q102     17,456     575,712    SH         SOLE            575,712
LPL INVT HLDGS INC                 COM      50212V100     13,336     473,583    SH         SOLE            473,583
WATTS WATER TECHNOLOGIES INC       CL A     942749102     21,015     488,823    SH         SOLE            488,823

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